Inventory (Details) - Schedule of inventory - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory [Abstract]
Raw materials	$ 99,319	$ 93,190	$ 20,608
Parts	11,857	11,857	2,349
Finished goods	44,676	41,043	21,947
Total	$ 155,852	$ 146,090	$ 44,904